Fair value measurements - explanation of changes due to initial application of IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	€ 96,873	€ 95,997	€ 96,299
Recurring fair value measurement
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	6,052	4,128	13,287
Liabilities	207	139	139
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(9,159)
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Liabilities	207	139	139
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Debt securities and equity instruments measured at FVOCI
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	31	46	27
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		19
Recurring fair value measurement | Debt securities and equity instruments measured at FVPL
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	273	297	277
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		20
Recurring fair value measurement | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	297	284	284
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Collateral deposits
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	61	61	61
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Receivables From Financing Activities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	973	700	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		700
Recurring fair value measurement | Trade receivables
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	65	28	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		28
Recurring fair value measurement | Cash at bank
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	6,396
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(6,396)
Recurring fair value measurement | Money market securities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	4,352	2,712	6,242
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(3,530)
Recurring fair value measurement | Level 1
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	4,686	3,051	11,139
Liabilities	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(8,088)
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Liabilities	0	0	0
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVOCI
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	3	3	3
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Debt securities and equity instruments measured at FVPL
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	270	275	275
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Collateral deposits
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	61	61	61
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Receivables From Financing Activities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Trade receivables
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 1 | Cash at bank
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	6,396
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(6,396)
Recurring fair value measurement | Level 1 | Money market securities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	4,352	2,712	4,404
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(1,692)
Recurring fair value measurement | Level 2
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	336	302	2,116
Liabilities	205	138	138
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(1,814)
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Liabilities	205	138	138
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVOCI
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	15	20	24
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(4)
Recurring fair value measurement | Level 2 | Debt securities and equity instruments measured at FVPL
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	256	254	254
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Collateral deposits
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Receivables From Financing Activities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Trade receivables
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	65	28	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		28
Recurring fair value measurement | Level 2 | Cash at bank
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 2 | Money market securities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	1,838
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		(1,838)
Recurring fair value measurement | Level 3
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	1,030	775	32
Liabilities	2	1	1
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		743
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Liabilities	2	1	1
Increase (decrease) in financial liabilities on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVOCI
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	13	23	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		23
Recurring fair value measurement | Level 3 | Debt securities and equity instruments measured at FVPL
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	3	22	2
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		20
Recurring fair value measurement | Level 3 | Derivatives
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	41	30	30
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Collateral deposits
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Receivables From Financing Activities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	973	700	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		700
Recurring fair value measurement | Level 3 | Trade receivables
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Cash at bank
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	0	0	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		0
Recurring fair value measurement | Level 3 | Money market securities
IFRS 9 impact on assets and liabilities measured at fair value on recurring basis [Line Items]
Assets	€ 0	0	€ 0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9		€ 0